FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Raw Materials, Freight, Energy Risks and Emission Rights (Details) number in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 407	$ 88
Derivative notional amount	1,035	557
Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative assets associated with raw materials, energy, freight and emission rights	$ 618	$ 271
Derivative liabilities associated with raw materials, energy, freight and emission rights	(304)	(245)
Level 2 | Total raw materials (base metals), freight, energy, emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	378	(3)
Derivative assets associated with raw materials, energy, freight and emission rights	512	152
Derivative liabilities associated with raw materials, energy, freight and emission rights	(134)	(155)
Level 2 | Base Metals
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	7	(6)
Level 2 | Freight
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	0	7
Level 2 | Energy (oil, gas, electricity)
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	(36)	(92)
Level 2 | Emission rights
Disclosure of detailed information about financial instruments [line items]
Net financial derivatives	$ 407	$ 88